GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 134.3	₽ 9,328	₽ 8,436
Goodwill acquired	625.2	43,440	942
Disposal due to Yandex.Market deconsolidation	(1.5)	(106)
Foreign currency translation adjustment			(50)
Balance at the end of the period	$ 758.0	52,662	9,328
Russian Search And Portal
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,607	1,657
Goodwill acquired		641
Foreign currency translation adjustment			(50)
Balance at the end of the period		2,248	1,607
Russian E-commerce
Changes in the carrying amount of goodwill
Balance at the beginning of the period		106	106
Disposal due to Yandex.Market deconsolidation		(106)
Balance at the end of the period			106
Classifieds
Changes in the carrying amount of goodwill
Balance at the beginning of the period		5,188	4,885
Goodwill acquired			303
Balance at the end of the period		5,188	5,188
Taxi
Changes in the carrying amount of goodwill
Balance at the beginning of the period		863	224
Goodwill acquired		42,799	639
Balance at the end of the period		43,662	863
Media Services
Changes in the carrying amount of goodwill
Balance at the beginning of the period		1,564	1,564
Balance at the end of the period		₽ 1,564	₽ 1,564